Inventories (Schedule Of Inventories) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Finished goods and work-in-process	$ 265,017	$ 249,826
Raw materials	48,881	50,037
Stores, supplies, and other	8,776	6,922
Inventories	$ 322,674	$ 306,785